Cash and Restricted Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and Restricted Deposits [Abstract]
Bank accounts- dominated in NIS	$ 348	$ 583
Bank accounts- dominated in USD	3,536	3,167
Bank accounts- other	10	3
Cash	$ 3,894	$ 3,753